Patents (Tables) (Inventergy Inc [Member])	9 Months Ended
Sep. 30, 2013
Inventergy Inc [Member]
Schedule of Finite-Lived Intangible Assets
Patent intangible assets consist of the following at September 30, 2013:

	Weighted	Gross
	Average	Carrying	Accumulated	Net Carrying
	Useful Life	Amount	Amortization	Amount

Amortizable intangible assets:

Patents	10	$4,189,254	$(157,097)	$4,032,157

Total intangible assets		$4,189,254	$(157,097)	$4,032,157